Consolidated Statements of Changes in Shareholders' Equity (USD $)		Total	Common Stock		Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2011	[1]		$ 11,106
Beginning Balance, Shares at Dec. 31, 2011	[1]		11,105,532
Issuance of common stock to employee, Shares			16,667
Balance at Jan. 31, 2012
Beginning Balance at Dec. 31, 2011		6,791,042	11,106	[1]	124,897,309	(118,117,373)
Beginning Balance, Shares at Dec. 31, 2011	[1]		11,105,532
Common stock issued in Unit offering
Reclassification of warrant liability upon partial exercise of warrants issued in unit offering
Issuance of common stock to collaboration partner
Issuance of common stock to vendor		21,000	46		20,954
Issuance of common stock to vendor, Shares			46,706
Issuance of common stock to employee		10,000	17		9,983
Issuance of common stock to employee, Shares			16,667
Fair value of common stock warrants to vendors		(429,902)			429,902
Stock-based compensation expense		462,170			462,170
Net loss		(4,163,008)				(4,163,008)
Balance at Dec. 31, 2012		3,551,106	11,169		125,820,318	(122,280,381)
Balance, Shares at Dec. 31, 2012			11,168,905
Common stock issued in Unit offering		6,210,537	6,774		6,203,763
Common stock issued in Unit offering, Shares			6,773,995
Warrants issued in Unit offering		(4,827,788)			(4,827,788)
Reclassification of warrant liability upon partial exercise of warrants issued in unit offering		201,311			201,311
Issuance of common stock to collaboration partner		1,500,000	1,034		1,498,966
Issuance of common stock to collaboration partner, Shares			1,034,483
Issuance of common stock pursuant to Lincoln Park equity line		528,051	383		527,668
Issuance of common stock pursuant to Lincoln Park equity line, Shares			383,370
Issuance of shares from exercise of stock options and cashless exercise of warrants		235,975	211		235,764
Issuance of shares from exercise of stock options and cashless exercise of warrants, Shares			210,582
Issuance of common stock to vendor		82,148	55		82,093
Issuance of common stock to vendor, Shares			55,104
Issuance of common stock to employee
Fair value of common stock warrants to vendors		(4,775)			4,775
Stock-based compensation expense		803,060			803,060
Net loss		(10,058,996)				(10,058,996)
Balance at Dec. 31, 2013		(1,769,821)	19,626		130,549,930	(132,339,377)
Balance, Shares at Dec. 31, 2013			19,626,439
Issuance of common stock to collaboration partner, Shares			77,889
Balance at Jan. 30, 2014
Beginning Balance at Dec. 31, 2013		(1,769,821)	19,626		130,549,930	(132,339,377)
Beginning Balance, Shares at Dec. 31, 2013			19,626,439
Common stock issued in Unit offering
Reclassification of warrant liability upon partial exercise of warrants issued in unit offering		502,025			502,025
Issuance of common stock to collaboration partner		100,002	43		99,959
Issuance of common stock to collaboration partner, Shares			43,067
Issuance of common stock pursuant to Lincoln Park equity line		314,475	154		314,321
Issuance of common stock pursuant to Lincoln Park equity line, Shares			153,839
Issuance of shares from exercise of stock options and cashless exercise of warrants			78		(78)
Issuance of shares from exercise of stock options and cashless exercise of warrants, Shares			77,889
Issuance of common stock to vendor		153,540	71		153,469
Issuance of common stock to vendor, Shares			71,000
Issuance of shares from exercise of stock options		13,003	29		12,974
Issuance of shares from exercise of stock options, Shares			29,172
Fair value of common stock warrants to vendors		(4,775)			4,775
Stock-based compensation expense		297,919			297,919
Net loss		(4,280,225)				(4,280,225)
Balance at Jun. 30, 2014		$ (4,664,307)	$ 20,001		$ 131,935,294	$ (136,619,602)
Balance, Shares at Jun. 30, 2014			20,001,406

[1]	Adjusted to reflect the reverse stock split of 1 for 20 effective February 1, 2012.